Operating expenses by nature	12 Months Ended
Dec. 31, 2018
Expense By Nature [Abstract]
Operating expenses by nature

13. Operating expenses by nature

	Year ended December 31,
in USD ‘000	2018	2017	2016
External research and development costs	49,480	43,268	16,811
Staff costs (note 14)	19,537	17,999	7,436
Professional fees	3,871	2,862	4,016
Rents	827	592	427
Travel expenses	1,044	1,073	541
Patent registration costs	1,002	426	512
Depreciation	109	70	46
Other	1,299	1,190	374
Total operating expenses by nature	77,169	67,480	30,163

Due to the difficulty in assessing when research and development projects would generate revenue, the Group expenses all research and development costs on the consolidated statement of comprehensive loss. In 2018, research and development expenses amounted to USD 62.9 million (2017: USD 54.9 million, 2016: USD 23.7 million).

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2018	2017	2016
Research and development expenses	63	44	35
General and administrative expenses	46	26	11
Total depreciation	109	70	46